Financial instruments - disclosures (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches

$ millions, as at October 31		AIRB approach	Standardized approach	Other credit risk (1)	Total subject to credit risk	Not subject to credit risk	Total consolidated balance sheet

2022	Cash and deposits with banks	$47,670	$13,724	$2,458	$63,852	$9	$63,861
	Securities	110,695	14,678	–	125,373	50,506	175,879
	Cash collateral on securities borrowed	15,320	6	–	15,326	–	15,326
	Securities purchased under resale agreements	69,213	–	–	69,213	–	69,213
	Loans	457,858	57,650	1,663	517,171	2,985	520,156
	Allowance for credit losses	(2,317)	(756)	–	(3,073)	–	(3,073)
	Derivative instruments	43,031	4	–	43,035	–	43,035
	Customers’ liability under acceptances	11,247	327	–	11,574	–	11,574
	Other assets	28,951	423	7,834	37,208	10,418	47,626
	Total credit exposures	$781,668	$86,056	$11,955	$879,679	$63,918	$943,597
2021	Total credit exposures	$688,150	$69,886	$11,275	$769,311	$68,372	$837,683

(1)
Includes credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or AIRB frameworks, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions, and amounts below the thresholds for capital deduction that are risk-weighted at 250%.